[CALAMOS INVESTMENTS LETTERHEAD]
May 5, 2008
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Advisors Trust
1933 Act Registration No. 333-72511
1940 Act Registration No. 811-09237
Ladies and Gentlemen:
     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 as amended, Calamos Advisors Trust (the “Trust”) certifies that:
a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 30, 2008.

CALAMOS ADVISORS TRUST
By:	/s/ Stathy Darcy
	Name:	Stathy Darcy
	Title:	Secretary